GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Apr
10,
2026
Mar
12,
2026
May
12,
2026
Mar 31, 2026
Apr 06, 2026
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Aug 12, 2013
Jul 31, 2013
Jul 1, 2013
Jul 12, 2046
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
T
ABLE OF CONTENTS
Statement to Certificateholders
REO Status Report
REO Additional Detail
Historical Loan Modification Report
Page
1
Page
12
Page
13
Page
14
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquency Summary Report
Defeased Loan Detail
Supplemental Information
Page
15
Page
16
Page
17
Page
18
Page
19
Page
20
Page
22
Page
23
Page
27
Page
28
Page
29
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
BellOak, LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PAYMENT DETAIL
Pass-Through
Class
Rate
A-1
1.20600%
A-2
2.81200%
A-3
3.96321%
A-4
3.87100%
A-5
3.95021%
A-AB
3.71900%
X-A
0.00000%
X-B
0.49421%
X-C
0.49421%
A-S*
3.98321%
B*
3.98321%
C*
3.98321%
D
3.98321%
E
3.48900%
F
3.48900%
G
3.48900%
R
0.00000%
PEZ*
3.98321%
Original
Balance
66,860,000.00
72,740,000.00
149,690,000.00
135,000,000.00
420,255,000.00
89,211,000.00
1,032,134,000.00
30,014,000.00
56,692,540.00
98,378,000.00
88,374,000.00
50,023,000.00
76,701,000.00
30,014,000.00
13,339,000.00
43,353,540.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
12,902,398.59
30,014,000.00
51,998,180.60
12,902,398.59
88,374,000.00
50,023,000.00
76,701,000.00
30,014,000.00
13,339,000.00
38,659,180.60
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200,532.23
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,360.94
21,414.89
42,827.44
293,343.29
166,043.31
254,596.64
87,265.71
21,504.43
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,360.94
21,414.89
243,359.67
293,343.29
166,043.31
254,596.64
87,265.71
21,504.43
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
12,701,866.36
30,014,000.00
51,998,180.60
12,701,866.36
88,374,000.00
50,023,000.00
76,701,000.00
30,014,000.00
13,339,000.00
38,659,180.60
0.00
0.00
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
0.00%
Totals:
1,333,938,540.00
310,012,579.19
200,532.23
899,356.64
1,099,888.87
0.00
309,812,046.96
*The Exchange/Exchangeable Certificates

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
EXCHANGEABLE CERTIFICATE DETAIL
Pass-Through
Class
Rate
PEZ*
3.98321%
Original
Balance
0.00
Beginning
Balance
0.00
Principal
Distribution
0.00
Interest
Distribution
0.00
Total
Distribution
0.00
Realized
Loss
0.00
Ending
Balance
0.00
Exchangeable
Percent
Outstanding
0.00%
Totals:
0
0
0
0
0
0.00
*The Exchange/Exchangeable Certificates

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
FACTOR DETAIL
Class
Cusip
A-1
36198EAA3
A-2
36198EAB1
A-3
36198EAC9
A-4
36198EAD7
A-5
36198EAE5
A-AB
36198EAF2
X-A
36198EAG0
X-B
36198EAH8
X-C
36198EAL9
A-S*
36198EAP0
B*
36198EAS4
C*
36198EAY1
D
36198EBB0
E
U0403RAH3
F
U0403RAJ9
G
U0403RAK6
R
36198EBP9
PEZ*
36198EAV7
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.01250070
1.00000000
0.91719617
0.13115126
1.00000000
1.00000000
1.00000000
1.00000000
1.00000000
0.89171912
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
2.03838490
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.41183914
0.37773735
0.43533552
3.31933924
3.31933924
3.31933925
2.90750017
1.61214700
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.41183914
0.37773735
2.47372043
3.31933924
3.31933924
3.31933925
2.90750017
1.61214700
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.01230641
1.00000000
0.91719617
0.12911287
1.00000000
1.00000000
1.00000000
1.00000000
1.00000000
0.89171912
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PRINCIPAL DETAIL
Beginning
Class
Balance
A-1
0.00
A-2
0.00
A-3
0.00
A-4
0.00
A-5
0.00
A-AB
0.00
A-S*
12,902,398.59
B*
88,374,000.00
C*
50,023,000.00
D
76,701,000.00
E
30,014,000.00
F
13,339,000.00
G
38,659,180.60
PEZ*
0.00
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
200,532.23
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
12,701,866.36
88,374,000.00
50,023,000.00
76,701,000.00
30,014,000.00
13,339,000.00
38,659,180.60
0.00
Cumulative
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,776,862.04
0.00
Totals:
310,012,579.19
200,532.23
0.00
0.00
309,812,046.96
4,776,862.04
*The Exchange/Exchangeable Certificates

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
INTEREST DETAIL
Accrued
Certificate
Class
Interest
A-1
0.00
A-2
0.00
A-3
0.00
A-4
0.00
A-5
0.00
A-AB
0.00
X-A
0.00
X-B
12,360.94
X-C
21,414.89
A-S*
42,827.44
B*
293,343.29
C*
166,043.31
D
254,596.64
E
87,265.71
F
38,783.14
G
112,401.57
R
0.00
PEZ*
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,278.71
112,401.57
0.00
0.00
Yield Maintenance
Charges / Prepay
Premiums
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,360.94
21,414.89
42,827.44
293,343.29
166,043.31
254,596.64
87,265.71
21,504.43
(0.00)
0.00
0.00
Cumulative
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,546.60
1,802,829.48
0.00
0.00
Totals:
1,029,036.93
0.00
0.00
129,680.28
0.00
899,356.65
1,963,376.08
*The Exchange/Exchangeable Certificates

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution
Interest
Scheduled Interest
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance / Prepayment Premium
Excess Liquidation Proceeds
Other Collections
Total Collections
1,048,468.61
0.00
0.00
0.00
0.00
0.00
1,048,468.61
200,532.23
0.00
0.00
200,532.23
0.00
0.00
0.00
1,249,000.84
Fees
Master Servicing Fee
Special Servicing Fee
Trustee/Certificate Administrator Fee
CREFC Intellectual Property Royalty
License Fee
Operating Advisor Fee
Other/Miscellaneous Fee
Fee Distributions
Other Expenses of the Trust
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance / Prepayment Premium
Available Distribution Amount
Total Distributions
18,686.88
37,130.10
293.66
133.48
317.67
0.00
56,561.79
0.00
92,550.18
0.00
0.00
92,550.18
899,356.64
200,532.23
0.00
1,099,888.87
1,249,000.84

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
MISCELLANEOUS DETAIL
Aggregate P&I Advances
P&I Advances With Respect To Each Mortgage Loan
Current
Advance
Principal
0.00
Outstanding
Advance
611,461.18
Mortgage
Loan
Outstanding
P&I Advances
Interest
Total
0.00
2,979,702.23
0.00
3,591,163.41
0
0.00
0
0.00
0
0.00
Total
0
0.00
Aggregate Realized Losses in Related Collection Period
Agg Addt’l Trust Expenses in Related Collection Period
0.00
37,130.10
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
Disclosable Special Servicer Fees
Special Servicer/Affiliates
310,012,579.19
309,812,046.96
23.23%
Principal Distribution Amount:
200,532.23
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
F
Controlling Class Representative
Raith Capital Management, LLC

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
Rule 15Ga-1
Loan ID
Asset Name
Most Recent
Asset Originator
Ending Balance
Appraisal
Repurchase/Replacement
Status
Form ABS-15G - Reference
Mortgage Loan Seller
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Starwood Mortgage Funding I LLC
ABS-15G file Reference
2/13/2026
2/10/2026
2/12/2026
SEC Central Index Key (if applicable)
1541502
1541001
1682511

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)
Count
Balance
Count
Balance
Totals:
Totals:

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
Mortgage Loans As To Which Related Mortgagor
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
Amount of Any
Loan ID
Liq Proceeds
Portion Included
in Avail Funds
Totals:
Totals:

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
REO ADDITIONAL DETAIL
Balance of Excess Liquidation Proceeds Reserve Account
Beg Bal
Deposit
Withdrawal
End Bal
$0.00
$0.00
$0.00
$0.00

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
300630020
Count:
NY
New
Y
ork
Mixed Use
1
Totals:
16,000,000.00
16,000,000.00
0.00
01/25/2023
0.00
0.00
0.00
0.00
0.00
0.00
3
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
300630002
300630003
300630004
300630006
Date of Last
Modification
6/6/2025
4/26/2024
12/6/2023
6/15/2022
Balance When
Sent to Special
Servicer
0.00
0.00
0.00
0.00
Modified
Balance
0.00
0.00
0.00
0.00
Old Note
Rate
2.7200
3.2500
5.5436
4.4918
Modified
Note Rate
0.0000
0.0000
0.0000
0.0000
Old P&I
0.00
0.00
0.00
0.00
Modified
Payment
Amount
0.00
0.00
0.00
0.00
Old
Maturity
Date
Maturity Date
6/6/2025
5/6/2027
7/6/2025
6/6/2026
Total Months for
Change of
Modification
Modification Code
*
1
9
1
9
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction;
6 = Capitalization on Interest; 7 =
Capitalization on
T
axes; 8 = Other; 9 = RCombination; 10 = Forbearance.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
300630004
300630010
300630020
695100154
Loan Count:
Period
Dec 2024
Apr 2024
Oct 2025
Sep 2023
4
Beginning
Balance of the
Loan at
Liquidation
16,000,000.00
7,254,774.68
Totals:
Aggregate
Realized Loss
on Loans
0.00
0.00
4,693,960.19
0.00
4,693,960.19
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
0.00
0.00
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
400.00
0.00
0.00
0.00
400.00
Current
Realized Loss
Applied to
Certificates*
400.00
0.00
4,693,960.19
0.00
4,694,360.19
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
3,300.00
0.00
0.00
3,300.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Apr 2026
0
Mar 2026
0
Feb 2026
0
Jan 2026
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
77,307,260.56
77,507,792.79
77,743,
1
16.08
77,941,577.59
25.0
%
0
25.0
%
0
25.1
%
0
25.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Dec 2025
0
0.00
0.0
%
1
78,139,096.22
25.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Nov 2025
1
Oct 2025
1
Sep 2025
1
Aug 2025
1
Jul 2025
1
78,347,683.70
25.2
%
0
78,543,272.95
25.3
%
0
78,750,001.87
24.1
%
0
78,943,679.73
24.1
%
0
94,352,430.19
28.9
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
1
16,000,000.00
4.9
%
0
16,000,000.00
4.9
%
0
16,000,000.00
4.9
%
0
0.00
0.0%
16,000,000.00
5.1%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jun 2025
0
May 2025
0
Apr 2025
0
Mar 2025
0
Feb 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
16,000,000.00
4.8
%
0
16,000,000.00
4.8
%
0
16,000,000.00
4.8
%
0
16,000,000.00
4.8
%
0
16,000,000.00
4.8
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
300630020
695100154
Liquidation
Month
Oct 2025
Sep 2023
Liquidation /
Prepayment
Code *
3
3
Current Beginning
Scheduled Balance
16,000,000.00
7,254,774.68
Most Recent Value **
17,900,000.00
12,100,000.00
Net Proceeds Received
on Liquidation
22,427,304.53
7,718,933.65
Liquidation Expense
5,560,632.36
204,233.88
Net Proceeds Available
for Distribution
16,866,672.17
7,514,699.77
Realized Loss to Trust
4,693,960.19
0.00
Count:
2
Totals:
23,254,774.68
30,000,000.00
30,146,238.18
5,764,866.24
24,381,371.94
4,693,960.19
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
300630002
300630004
Count:
Totals:
94,967,507.39
77,307,260.56
2
172,274,767.95
20,444.39
16,685.71
37,130.10
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
92,550.18
0.00
92,550.18
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
129,680.28
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
300630002
300630004
Paid Through
Date
04/06/2026
09/06/2025
ARA (Appraisal
Reduction Amount)
26,948,824.09
19,635,818.24
ARA Date
04/06/2026
1
1/06/2025
Most Recent Value
93,000,000.00
80,000,000.00
Most Recent
Valuation Date
09/19/2025
06/01/2023
Most Recent Net
ASER Amount
0.00
92,550.18
Cumulative ASER
Amount
63,079.78
543,359.15
Count:
2
Totals:
46,584,642.33
173,000,000.00
92,550.18
$606,438.93

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
300630001
Office
NY
06/06/23
06/30/23
300630002
300630003
300630004
300630006
Retail
06/23/25
KY
Retail
10/06/20
MN
Office
07/16/25
VA
Other
01/12/21
NY
06/06/25
N
05/06/27
N
07/06/25
N
06/06/26
N
94,967,507.39
2.720
71,017,979.04
3.250
77,307,260.56
5.544
66,519,299.97
4.492
222,435.01
0.00
198,751.71
0.00
570,524.40
0.00
257,289.72
0.00
04/06/26
04/06/26
09/06/25
04/06/26
0.00
4
222,435.01
0.00
0
198,751.71
0.00
5
369,992.17
0.00
0
257,289.72
0.00
4.40
0.00
2.26
0.00
1.22
0.00
1.86
12/31/25
12/31/24
12/31/24
12/31/25
300630007
300630008
300630009
300630010
300630014
300630015
300630017
300630018
300630019
300630020
300630021
300630023
300630025
300630026
300630027
300630030
300630034
300630037
300630038
300630039
300630040
300630043
300630044
300630045
300630046
300630047
300630048
300630049
300630050
300630051
300630052
300630053
300630054
300630055
300630056
300630057
Office
Multifamily
Office
Retail
Industrial
Office
Multifamily
Multifamily
Retail
Mixed Use
Mixed Use
Retail
Mixed Use
Multifamily
Multifamily
Other
Self Storage
Mixed Use
Multifamily
Multifamily
Mixed Use
Multifamily
Mobile Home
Multifamily
Retail
Self Storage
Self Storage
Retail
Mixed Use
Retail
Retail
Retail
Multifamily
Multifamily
Multifamily
TX
04/06/18
OH
05/06/23
AZ
05/06/23
LA
06/06/23
P
A
07/06/23
VT
06/06/23
IL
04/06/23
ID
07/06/23
XX
05/06/23
NY
06/06/20
NY
07/06/23
CA
07/06/23
MI
06/06/23
MI
07/06/18
MI
06/06/23
TX
06/06/23
NC
06/06/23
TN
05/06/23
CA
07/06/23
NC
06/06/23
P
A
07/06/23
NY
05/06/23
P
A
07/06/23
OH
06/06/23
TX
06/06/23
IL
06/06/23
GA
05/06/23
NC
07/06/23
TX
06/06/23
MI
06/06/23
NC
06/06/23
FL
06/06/23
WI
04/06/23
P
A
07/06/23
MI
06/06/23
NC
07/06/23
10/06/17
05/05/23
02/06/23
03/06/23
08/25/21
08/04/23
04/06/23
04/06/23
02/06/23
09/10/25
04/06/23
06/06/23
06/06/23
04/06/18
07/06/23
05/04/23
06/06/23
02/06/23
04/06/23
03/06/23
04/06/23
02/06/23
04/06/23
06/06/23
03/30/23
06/02/23
05/05/23
05/04/23
07/13/23
03/06/23
03/06/23
06/06/23
02/06/23
04/06/23
07/06/23
04/06/23

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
300630059
300630060
300630062
300630065
300630066
300630067
304100977
304100986
340100966
340100967
340100969
340100970
340100971
340100972
4170001
14
4170001
17
695100143
695100152
695100153
695100154
695100155
695100157
695100158
695100159
695100160
695100161
Multifamily
Retail
Multifamily
Self Storage
Self Storage
Self Storage
Office
Self Storage
Multifamily
Self Storage
Self Storage
Retail
Self Storage
Self Storage
Retail
Multifamily
Other
Retail
Retail
Multifamily
Mobile Home
Mobile Home
Multifamily
Multifamily
Multifamily
Office
P
A
07/06/23
MD
04/06/23
TX
06/06/23
FL
05/06/23
FL
05/06/23
FL
05/06/23
NY
06/06/23
OK
07/06/23
TX
04/06/23
AZ
06/06/23
TX
06/06/23
FL
06/06/23
LA
06/06/23
LA
06/06/23
TN
07/06/23
NV
07/06/23
OR
06/06/23
TX
06/06/23
NC
06/06/23
LA
07/06/23
IL
07/06/23
AZ
07/06/23
KY
07/06/23
IL
07/06/23
TX
07/06/23
TX
07/06/23
04/06/23
04/06/23
06/06/23
05/05/23
05/05/23
05/05/23
03/06/23
05/05/23
02/06/23
07/15/16
04/06/23
06/05/23
06/06/23
06/06/23
04/26/23
07/02/21
03/06/23
03/06/23
06/01/23
08/31/23
04/06/23
07/06/23
07/06/23
07/06/23
07/06/23
08/04/23
Count:
67
Totals:
309,812,046.96
1,249,000.84
0.00
0.00
1,048,468.61
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

65M to 69.9M
70M to 74.9M
75M to 79.9M
90M to 94.9M
2
.
500%
-
2
.
740%
3
.
250%
-
3
.
490%
4
.
250%
-
4
.
490%
5
.
500%
-
5
.
740%
GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
32
Count
65M to 69.9M
1
70M to 74.9M
1
75M to 79.9M
1
90M to 94.9M
1
Total
4
Balance ($)
$66,519,299.97
$71,017,979.04
$77,307,260.56
$94,967,507.39
$309,812,046.96
%
28
21.47%
24
22.92%
24.95%
20
30.65%
16
100.00%
12
8
4
0
Gross Rate
32
2.500%
-
2.740%
3.250%
-
3.490%
4.250%
-
4.490%
5.500% - 5.740%
Total
Count
Balance ($)
1
$94,967,507.39
1
$71,017,979.04
1
$66,519,299.97
1
$77,307,260.56
4
$309,812,046.96
28
%
30.65%
24
22.92%
21.47%
20
24.95%
100.00%
16
12
Total Weighted Average Rate: 3.93%
8
4
0

KENTUCKY
VIRGINIA
MINNESOTA
NEW YORK
GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
KENTUCKY
VIRGINIA
MINNESOTA
Count
Balance ($)
%
1
$94,967,507.39
30.65%
1
$77,307,260.56
24.95%
1
$71,017,979.04
22.92%
NEW YORK
Total
1
$66,519,299.97
21.47%
4
$309,812,046.96
100.00%
32
28
24
20
16
12
8
4
0
Property
T
ype
Count
Office
1
Other
1
Retail
2
Balance ($)
%
$77,307,260.56
24.95%
$66,519,299.97
21.47%
$165,985,486.43
53.58%
Office
25.0
Office
25.0%
Other
21.5%
Total
4
$309,812,046.96
100.00%
Retail
53.6
Retail
53.6%
Total:
100.0%
Other
21.5

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
MORTGAGE LOAN CHARACTERISTICS
Seasoning
60
Months
153 - 155
156 - 158
Count
2
2
Balance ($)
%
50
$143,826,560.53
46.42%
40
$165,985,486.43
53.58%
Total
4
$309,812,046.96
100.00%
30
Total Weighted Average Seasoning: 155
20
10
0
153 - 155
156 - 158
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
4
$309,812,046.96
100.00%
4
$309,812,046.96
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

1.000 - 1.490
1.500 - 1.990
3.000 - 3.490
4.000 - 4.490
GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
MORTGAGE LOAN CHARACTERISTICS
DSCR
32
28
Count
Balance ($)
%
24
1.000 - 1.490
1.500 - 1.990
3.000 - 3.490
4.000 - 4.490
1
$77,307,260.56
24.95%
20
1
$66,519,299.97
21.47%
1
$71,017,979.04
22.92%
16
1
$94,967,507.39
30.65%
12
Total
4
$309,812,046.96
100.00%
8
Total Weighted Average DSCR: 2.81
4
0
Amortization
T
ype
Count
Amortizing Balloon
2
Balance ($)
%
$148,325,239.60
47.88%
IO/Amortizing/Balloon
Total
2
$161,486,807.36
52.12%
4
$309,812,046.96
100.00%
IO/Amortizing/Balloon
52.12%
Amortizing Balloon
47.88%
Amortizing Balloon
47.88%
IO/Amortizing/Balloon
52.12%
Total:
100.00%

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
Delinquency Summary Report
Group 0
Delinquent
Loan Count
Current
3
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
Current
1
4
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
232,504,786.40
0.00
75.05%
0.00%
232,504,786.40
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
3
0
232,504,786.40
0.00
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
77,307,260.56
24.95%
78,750,001.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
77,307,260.56
309,812,046.96
100.00%
311,254,788.27
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
309,812,046.96
121 + days
Current
75.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
25.0%
Percentage*
Actual Bal
75.05%
0.00%
232,504,786.40
0.00
0.00%
0.00%
0.00
0.00
24.95%
78,750,001.87
100.00%
Total:
100.0%
311,254,788.27
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
DEFEASED LOAN DE
T
AIL
Current Ending
Loan ID
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

GS Mortgage Securities
T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
April 2026
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 01, 2018
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.